FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operational gain (loss) recognized in earnings	$ 37,256	$ 30,246
Fair Value, Inputs, Level 3 [Member]
Liability recorded upon acquisition	(104,653)	$ (58,893)	$ (58,893)		$ (50,927)
Operational gain (loss) recognized in earnings			(60,503)	$ (9,142)	(9,142)
Payment of interest on acquisition liability note			1,389	1,176
Reimbursement of acquisition liability note			12,000
Payment of deferred consideration	6,117		1,354
Fair value remeasurement recognized in earnings for six months to June 30, 2015	(37,254)
Net carrying value	(135,791)		(104,653)	(58,893)
Deerfield Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liability recorded upon acquisition	(6,837)			(2,600)
Interest expense recognized in earnings	(2,021)		(2,386)	(1,990)
Payment of royalty	601		140
Net carrying value	(8,257)		(6,837)		(2,600)
Broadfin Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liability recorded upon acquisition	(3,259)			$ (2,187)
Interest expense recognized in earnings	(964)		(1,139)
Payment of royalty	287		67
Net carrying value	$ (3,936)		$ (3,259)		$ (2,187)